Goodwill and Finite Life Intangibles Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Identified Intangible Assets

Identified intangible assets are summarized as follows:

	Amortizable	June 30, 2015
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$1,000,000	$(368,535)	$631,465
Proprietary Software	3	917,000	(405,962)	511,038
Total identified intangible assets		$1,917,000	$(774,497)	$1,142,503

Identified intangible assets are summarized as follows:

	Amortizable	December 31, 2014
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$1,000,000	$(226,869)	$773,131
Proprietary Software	3	917,000	(253,130)	663,870
Total identified intangible assets		$1,917,000	$(479,999)	$1,437,001

Schedule of Amortization Expense for Identified Intangible Assets

Amortization expense for identified intangible assets is summarized below:

					Statement of
	Three Months Ended		Six Months Ended		Operations
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014	Classification
Customer Contracts	$70,833	$55,581	$141,666	$74,222	Cost of Revenue
Proprietary Software	76,416	76,416	152,832	99,027	Cost of Revenue
Total amortization on identified intangible assets	$147,249	$131,997	$294,498	$173,249

Amortization expense for identified intangible assets is summarized below:

		Statement of
	Year Ended	Operations
	December 31, 2014	Classification
Customer Contracts	$226,869	Cost of Revenue
Proprietary Software	253,130	Cost of Revenue
Total amortization on identified intangible assets	$479,999

Schedule of Future Amortization Expense

Based on the identified intangible assets recorded at June 30, 2015, future amortization expense is expected to be as follows:

Six Months Ending December 31, 2015	$294,501
2016	589,000
2017	170,000
2018	75,000
2019	14,002
$1,142,503

Based on the identified intangible assets recorded at December 31, 2014, future amortization expense is expected to be as follows:

2015	$589,000
2016	589,000
2017	170,000
2018	75,000
2019	14,001
$1,437,001